Shareholders' Equity - Additional Information (Details) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Sep. 30, 2020 USD ($) $ / shares shares	May 31, 2020 USD ($) $ / shares shares	Sep. 30, 2019 USD ($) $ / shares shares	Dec. 31, 2019 vote
Class of Stock [Line Items]
Public offering price per share (in dollars per share) | $ / shares	$ 900.00	$ 700.00	$ 317.50
Proceeds from follow-on public offering, net of issuance costs	$ 1,117,646	$ 1,460,945	$ 688,014
Stock issuance costs	$ 20,854	$ 28,305	5,724
Stock issuance costs, tax			$ 1,541
Class A Subordinate Voting
Class of Stock [Line Items]
Voting rights (in votes per share) | vote				1
Class B Multiple Voting
Class of Stock [Line Items]
Voting rights (in votes per share) | vote				10
Voting shares convertible (per share)				1
IPO | Class A Subordinate Voting
Class of Stock [Line Items]
Issuance of stock (in shares) | shares	1,265,000	2,127,500	2,185,000
Over-Allotment Option | Class A Subordinate Voting
Class of Stock [Line Items]
Issuance of stock (in shares) | shares		277,500	285,000